SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Accounting Policies [Line Items]
Trust liabilities	$ 12,858
Goodwill impairment losses	0	0	23,931
Shipping expenses	2,685	4,047	3,808
Advertising expenses	273	412	479
Research and development expenses	2,477	1,591	3,055
Restricted cash held by trustees	15,441	3,221
Fair value of the outstanding assets (liabilities) forward contracts	1,949	0
Fair value of outstanding assets (liabilities) forward contracts for cash flow hedge accounting	$ 806	$ 0
Short-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	0.39%	0.24%
Long-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	7.78%	0.50%